Rule 497(d)

                     The First Trust(R) Combined Series 621
    Tax Exempt Municipal Income Trust, Intermediate, Series 47 (the "Trust")


                          Supplement to the Prospectus

           Notwithstanding anything to the contrary in the Prospectus, the due date of the Fire Protection District No. 4, Benton County, Washington bond is 12/01/2033.


January 26, 2023